Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales
Salaries and employee benefits	$ 33,307	$ 29,803	$ 23,913
Contract services on site		0	17,138
Raw materials and consumables	33,465	29,568	11,652
Utilities	4,181	4,285	3,350
Other costs	5,461	6,602	7,729
Costs before intended use	188	0	247
Employee retention credit	0	(3,962)	0
Changes in inventories	(3,267)	(2,663)	(19,946)
Inventory write-downs	1,725	8,459	40,711
Cost of sales	$ 75,060	$ 72,092	$ 84,794